Related Party Transactions (Details) - USD ($)							3 Months Ended	12 Months Ended
	Nov. 13, 2023	Feb. 15, 2023	Feb. 14, 2023	Jan. 27, 2023	Jan. 20, 2023	May 05, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 15, 2023
Related Party Transactions [Line Items]
Referral fee (in Shares)						1,800,000
Accounts payable						$ 900,000	$ 5,807,031	$ 4,795,208	$ 1,218,054
Owes fee							$ 642,000	$ 762,000
Aggregate purchase price	$ 100,198				$ 179,000
Aggregate principal amount				$ 179,000	$ 179,000
Accruing interest				15.00%	15.00%
Exercise price (in Dollars per share)							$ 1	$ 1
Price per share (in Dollars per share)								$ 10.95
Extinguishment amount	2,280,437
Fair value amount								$ 203,100
Initial cash amount			$ 25,000		$ 25,000
Monthly payment			8,000
Agreement amount paid			12,000
Stock price		$ 250,000	$ 150,000
Initial cash amount								$ 31,074,127
Share of common stock (in Shares)								90,000
Monthly payment		$ 22,000
Cash proceeds							$ 100,000	$ 350,000
Loan interest rate							0.50%	0.50%
RMH Ltd. [Member]
Related Party Transactions [Line Items]
Share of common stock (in Shares)		60,000
Related Party [Member]
Related Party Transactions [Line Items]
Payable to related party						$ 900,000
Cash proceeds									$ 4,000,000
Dante Caravaggio [Member]
Related Party Transactions [Line Items]
Extinguishment amount	$ 101,204
RMH Ltd. [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)		264,000
Initial cash amount		$ 50,000
Share of common stock (in Shares)		60,000
Rhône Merchant House, Ltd [Member]
Related Party Transactions [Line Items]
Initial cash amount		$ 50,000
Business Combination [Member]
Related Party Transactions [Line Items]
Business combination percentage						2.00%
Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)		30,000	60,000				30,000
Restricted Stock Units (RSUs) [Member] | RMH Ltd. [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)		60,000
Restricted Stock Units (RSUs) [Member] | Rhône Merchant House, Ltd [Member]
Related Party Transactions [Line Items]
Agreement amount		$ 100,000
Cash paid		50,000
Agreement remaining amount		$ 50,000
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)	20,040						5,235,131	5,235,131	5,235,131
Exercise price (in Dollars per share)			$ 11.5		$ 11.5
Price per share (in Dollars per share)	$ 5									$ 6.77
Share of common stock (in Shares)							10,000	10,000
Class A Common Stock [Member] | Rhône Merchant House, Ltd [Member]
Related Party Transactions [Line Items]
Share of common stock (in Shares)		150,000
Class A Common Stock [Member] | Alexandria [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)						89,000
Class A Common Stock [Member] | Mr. Caravaggio [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)			179,000		179,000
Class A Common Stock [Member] | Dante Caravaggio, LLC [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)								30,000
Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)			60,000		30,000
Share of common stock (in Shares)							440,000	20,000